Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of results by business segment

For the year ended December 31, 2023	Heavy Equipment - Canada	Heavy Equipment - Australia	Other	Eliminations	Total
Revenue from external customers	$760,590	$153,877	$17,981	$—	$932,448
Revenue from intersegment transactions	6,330	4,731	21,982	(8,271)	24,772
Depreciation expense	116,660	13,240	—	1,419	131,319
Segment gross profits	104,167	40,607	11,986	(2,543)	154,217
Segment assets	1,079,370	718,114	101,709	(352,715)	1,546,478
Purchase of property, plant and equipment	146,442	56,367	—	—	202,809

For the year ended December 31, 2022	Heavy Equipment - Canada	Heavy Equipment - Australia	Other	Eliminations	Total
Revenue from external customers	$700,863	$30,693	$21,016	$—	$752,572
Revenue from intersegment transactions	7,923	—	35,947	(26,903)	16,967
Depreciation expense	119,054	183	—	31	119,268
Segment gross profits	81,754	6,721	15,627	(2,554)	101,548
Segment assets	874,374	29,361	94,702	(18,924)	979,513
Purchase of property, plant and equipment	111,295	204	—	—	111,499

Schedule of reconciliations

For the year ended December 31,	2023	2022
Total gross profit for reportable segments	$154,217	$101,548
Less: unallocated corporate items:
General and administrative costs	56,844	29,855
Loss on disposal of property, plant and equipment	1,659	536
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Interest expense	36,948	24,543
Change in fair value of contingent consideration	4,681	—
Gain on derivative financial instruments	(6,063)	(778)
Income before income taxes	$85,963	$84,445

Schedule of revenue, by geographical areas

	2023	2022
Canada	$795,472	733,328
Australia	151,789	24,187
United States	9,959	12,024
	$957,220	769,539

Schedule of long-lived assets, by geographical areas

	2023	2022
Canada	$601,537	665,936
Australia	568,306	7,581
	$1,169,843	673,517